As filed with the Securities and Exchange Commission on December 23, 2020.
No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 758	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 759	☒

Invesco Exchange-Traded Fund Trust II
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on January 22, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 758 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating January 22, 2021 as the new effective date for Post-Effective Amendment No. 618 to the Trust’s Registration Statement, which was filed on July 31, 2017 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 634, 639, 643, 647, 652, 658, 667, 675, 686, 691, 694, 696, 698, 701, 703, 705, 706, 710, 713, 716, 717, 719, 721, 725, 727, 728, 729, 730, 733, 735, 737, 738, 741, 742, 743, 744, 745, 748, 749, 752, 754, 755 and 756 to the Trust’s Registration Statement filed on October 13, 2017, November 9, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018, March 23, 2018, April 20, 2018, May 18, 2018, June 15, 2018, July 13, 2018, August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018, January 18, 2019, February 15, 2019, March 15, 2019, April 12, 2019, May 10, 2019, June 7, 2019, July 3, 2019, August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019, November 22, 2019, December 20, 2019, January 17, 2020, February 14, 2020, March 13, 2020, April 9, 2020, May 8, 2020, May 22, 2020, June 19, 2020, July 17, 2020, August 14, 2020, September 10, 2020, October 9, 2020, November 6, 2020 and December 4, 2020, respectively. This Amendment relates solely to PowerShares Income Builder Portfolio, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No.  618 to the Trust’s Registration Statement, which was filed on July 31, 2017, and Part C of Post-Effective Amendment No. 757 to the Trust’s Registration Statement, which was filed on December 18, 2020.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 23rd day of December, 2020.
Invesco Exchange-Traded Fund Trust II
By:	/s/ Anna Paglia
Anna Paglia
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President	December 23, 2020
Anna Paglia
/s/ Kelli Gallegos	Treasurer	December 23, 2020
Kelli Gallegos
/s/ Adam Henkel	Secretary	December 23, 2020
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	December 23, 2020
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	December 23, 2020
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	December 23, 2020
Kevin M. Carome
*/s/ Edmund P. Giambastiani, Jr.	Trustee	December 23, 2020
Edmund P. Giambastiani, Jr.
*/s/ Victoria J. Herget	Trustee	December 23, 2020
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	December 23, 2020
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	December 23, 2020
Yung Bong Lim
*/s/ Joanne Pace	Trustee	December 23, 2020
Joanne Pace
*/s/ Gary R. Wicker	Trustee	December 23, 2020
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	December 23, 2020
Donald H. Wilson
*By: /s/ Adam Henkel		December 23, 2020
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.